Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Recent Accounting Pronouncements
3. Recent Accounting Pronouncements
Recently issued accounting pronouncements not yet adopted
In November 2024, the FASB issued ASU
No. 2024-03,
Disaggregation of Income Statement Expenses (Subtopic
220-40).
The ASU requires the disaggregated disclosure of specific expense categories, including purchases of inventory, employee compensation, depreciation, and amortization, within relevant income statement captions. This ASU also requires disclosure of the total amount of selling expenses along with the definition of selling expenses. The ASU is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Adoption of this ASU can either be applied prospectively to consolidated financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the consolidated financial statements. Early adoption is also permitted. This ASU will result in the required additional disclosures being included in our consolidated financial statements, once adopted. We are currently evaluating the provisions of this ASU.
In July 2025, the FASB issued ASU
2025-05,
Financial Instruments-Credit Losses (Topic 326) Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides all entities with practical expedient of developing reasonable and supportable forecasts as part of estimating expected credit losses, that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. This ASU is effective for annual reporting periods beginning after December 15, 2025 (and interim reporting periods within those annual reporting periods). Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is currently evaluating the impact of this pronouncement on its consolidated financial statements.
In December 2025, the FASB issued ASU
No. 2025-10,
Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The ASU establishes authoritative guidance in GAAP about accounting for government grants received by business entities, clarifies the appropriate accounting, in an effort to reduce diversity in practice, and increase consistency of application across business entities. The ASU is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Adoption of this ASU can be applied on a modified prospective approach, a modified retrospective approach, or a retrospective approach. Early adoption is permitted. The Group is currently evaluating the impact of this pronouncement on its consolidated financial statements.
In December 2025, the FASB issued ASU
No. 2025-11,
Interim Reporting (Topic 270): Narrow-Scope Improvements. The ASU clarifies interim disclosure requirements and the applicability of Topic 270. The objective of the amendments is to provide further clarity about the current interim disclosure requirements. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Adoption of this ASU can be applied using either a prospective or a retrospective approach. Early adoption is permitted. The Group is currently evaluating the impact of this pronouncement on its consolidated financial statements.
Recently adopted accounting pronouncements
In December 2023, the FASB issued ASU
No. 2023-09,
Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. We adopted this ASU on a prospective basis effective January 1, 2025. Refer to Note 24, Taxation for the inclusion of new disclosures required.